Discontinued Operations - Schedule of Major Categories of Income from Discontinued Operations (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Net income from discontinued operations	$ 11,867	$ 10,753	$ 9,601
Discontinued Operations, Disposed of by Sale | PGSC and RRC
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Contract revenue	139,109	93,448	72,525
Contract cost of sales	(126,745)	(82,372)	(62,570)
Operating income from discontinued operations	12,364	11,076	9,955
Other expense, net	(4)	(156)	(233)
Income from discontinued operations before provision for income taxes	12,007	10,871	9,686
Provision for income taxes	(140)	(118)	(85)
Net income from discontinued operations	11,867	10,753	9,601
Discontinued Operations, Disposed of by Sale | PGSC and RRC Including Adjustments
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
General and administrative expense	$ (353)	$ (49)	$ (36)